Investments accounted for using equity method (Details 4) - CLP ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Current assets	$ 789,281,758	$ 941,007,259
Non-current assets	1,564,408,956	1,464,857,657
Current liabilities	483,281,996	645,724,245
Non-current liabilities	427,481,495	371,024,728
Joint ventures [member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Current assets	135,905,220	206,761,242
Non-current assets	319,779,443	246,997,507
Current liabilities	122,826,437	172,143,127
Non-current liabilities	$ 65,850,124	$ 2,893,856